Other Current and Non-current Assets - ZIM (Details)	1 Months Ended					12 Months Ended
	Oct. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jul. 31, 2014 USD ($) item	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2016 USD ($)	Jan. 27, 2021 shares
Schedule Of Other Assets [Line Items]
Total gain on ZIM ordinary shares						$ 577,994,000
Unearned revenue						83,180,000	$ 19,476,000
Non-current portion of unearned revenue						37,977,000	19,574,000
Income tax withheld on dividend income amount						$ 5,890,000
ZIM
Schedule Of Other Assets [Line Items]
Acquisition of additional shares				$ 75,000
Ordinary shares owned | shares						7,186,950				10,186,950
Book value of investment							75,000
Ordinary shares sold | shares	1,000,000	2,000,000
Net proceeds from sale of ordinary shares	$ 44,300,000	$ 76,400,000
Total gain on ZIM ordinary shares						$ 543,650,000
Debt Securities, Available-for-sale, Current						422,970,000
Dividend received						34,340,000
Fair value of shareholding interest						$ 423,020,000.00
Equity participation (as a percent)				10.20%		6.10%
Interest income from fair value unwinding						$ 6,600,000	4,300,000	$ 4,100,000
Outstanding balance of unearned revenue						0
Unearned revenue							1,100,000
Non-current portion of unearned revenue							0
Deferred revenue recorded					$ 39,100,000
Number of vessels of which the charter rates payable was reduced | item					6
Series 1 Notes | ZIM
Schedule Of Other Assets [Line Items]
Proceeds received from mandatory repayment of notes			$ 2,400,000
Series 1 and Series 2 Notes | ZIM
Schedule Of Other Assets [Line Items]
Proceeds received from mandatory repayment of notes		47,200,000
Accrued interest		$ 6,400,000
Operating revenue | ZIM
Schedule Of Other Assets [Line Items]
Recognized unearned revenue						$ 1,100,000	$ 5,400,000	$ 6,000,000.0
Equity participation | ZIM
Schedule Of Other Assets [Line Items]
Impairment loss at reporting date									$ 28,700,000